QUARTERLY REPORT
Syntax Stratified MidCap ETF
March 31, 2024

Syntax Stratified MidCap ETF
Schedule of Investments
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.8%
Acadia Healthcare Co., Inc.(a)	775	$61,395
Acuity Brands, Inc.	92	24,723
Adient PLC(a)	271	8,921
Advanced Drainage Systems, Inc.	64	11,023
AECOM	172	16,870
Affiliated Managers Group, Inc.	197	32,992
AGCO Corp.	279	34,323
Agree Realty Corp., REIT	123	7,026
Alcoa Corp.	607	20,511
Allegro MicroSystems, Inc.(a)	1,621	43,702
ALLETE, Inc.	363	21,649
Ally Financial, Inc.	565	22,933
Amedisys, Inc.(a)	271	24,975
American Financial Group, Inc.	140	19,107
American Homes 4 Rent, Class A	574	21,112
Amkor Technology, Inc.	1,811	58,387
Annaly Capital Management, Inc.	2,145	42,235
Antero Midstream Corp.	1,778	24,999
Antero Resources Corp.(a)	324	9,396
Apartment Income REIT Corp.	656	21,300
Appfolio, Inc., Class A(a)	65	16,038
Applied Industrial Technologies, Inc.	45	8,890
AptarGroup, Inc.	63	9,065
Aramark	1,998	64,975
Arcadium Lithium PLC(a)	2,180	9,396
Arrow Electronics, Inc.(a)	67	8,674
Arrowhead Pharmaceuticals, Inc.(a)	2,159	61,747
ASGN, Inc.(a)	151	15,819
Ashland, Inc.	110	10,711
Aspen Technology, Inc.(a)	207	44,149
Associated Banc-Corp.	1,996	42,934
Autoliv, Inc.	79	9,514
AutoNation, Inc.(a)	253	41,892
Avient Corp.	255	11,067
Avis Budget Group, Inc.	341	41,759
Avnet, Inc.	171	8,478
Axalta Coating Systems Ltd.(a)	316	10,867
Azenta, Inc.(a)	861	51,901
Bank OZK	153	6,955
Belden, Inc.	178	16,485
BellRing Brands, Inc.(a)	792	46,752
Berry Global Group, Inc.	100	6,048
BJ's Wholesale Club Holdings, Inc.(a)	336	25,418
Black Hills Corp.	443	24,188
Blackbaud, Inc.(a)	575	42,630
Boston Beer Co., Inc., Class A(a)	106	32,269
Boyd Gaming Corp.	166	11,175
Brighthouse Financial, Inc.(a)	783	40,356
Brink's Co.	282	26,051
Brixmor Property Group, Inc.	310	7,269
Bruker Corp.	153	14,373
Security Description	Shares	Value
Brunswick Corp.	264	$25,481
Burlington Stores, Inc.(a)	147	34,132
BWX Technologies, Inc.	90	9,236
Cable One, Inc.	187	79,125
Cabot Corp.	123	11,341
CACI International, Inc., Class A(a)	55	20,836
Cadence Bank	237	6,873
Capri Holdings Ltd.(a)	676	30,623
Carlisle Cos., Inc.	26	10,188
Carlyle Group, Inc.	670	31,430
Carter's, Inc.	380	32,178
Casey's General Stores, Inc.	78	24,839
Celsius Holdings, Inc.(a)	535	44,362
ChampionX Corp.	599	21,498
Chart Industries, Inc.(a)	72	11,860
Chemed Corp.	40	25,677
Chemours Co.	407	10,688
Chesapeake Energy Corp.	105	9,327
Choice Hotels International, Inc.	86	10,866
Chord Energy Corp.	53	9,447
Churchill Downs, Inc.	96	11,880
Ciena Corp.(a)	2,331	115,268
Cirrus Logic, Inc.(a)	546	50,538
Civitas Resources, Inc.	124	9,413
Clean Harbors, Inc.(a)	125	25,164
Cleveland-Cliffs, Inc.(a)	861	19,579
CNO Financial Group, Inc.	1,349	37,071
CNX Resources Corp.(a)	402	9,535
Coca-Cola Consolidated, Inc.	56	47,399
Cognex Corp.	772	32,748
Coherent Corp.(a)	247	14,973
Columbia Banking System, Inc.	341	6,598
Columbia Sportswear Co.	391	31,741
Comfort Systems USA, Inc.	50	15,885
Commerce Bancshares, Inc.	269	14,311
Commercial Metals Co.	334	19,629
CommVault Systems, Inc.(a)	426	43,209
Concentrix Corp.	321	21,257
COPT Defense Properties	427	10,321
Core & Main, Inc., Class A(a)	160	9,160
Coty, Inc., Class A(a)	14,910	178,324
Cousins Properties, Inc.	444	10,674
Crane Co.	70	9,459
Crane NXT Co.	152	9,409
Crocs, Inc.(a)	254	36,525
Crown Holdings, Inc.	75	5,944
CubeSmart	463	20,937
Cullen/Frost Bankers, Inc.	130	14,634
Curtiss-Wright Corp.	39	9,982
Cytokinetics, Inc.(a)	215	15,074
Darling Ingredients, Inc.(a)	729	33,906
Dick's Sporting Goods, Inc.	176	39,575

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Dolby Laboratories, Inc., Class A	763	$63,916
Donaldson Co., Inc.	143	10,679
Doximity, Inc., Class A(a)	3,024	81,376
Dropbox, Inc., Class A(a)	1,755	42,646
DT Midstream, Inc.	407	24,868
Dynatrace, Inc.(a)	1,804	83,778
Eagle Materials, Inc.	56	15,218
East West Bancorp, Inc.	88	6,962
EastGroup Properties, Inc.	48	8,629
elf Beauty, Inc.(a)	159	31,169
EMCOR Group, Inc.	48	16,810
Encompass Health Corp.	332	27,417
EnerSys	252	23,804
Enovis Corp.(a)	678	42,341
Envista Holdings Corp.(a)	1,985	42,439
EPR Properties	164	6,962
Equitable Holdings, Inc.	1,075	40,861
Equitrans Midstream Corp.	2,130	26,604
Equity LifeStyle Properties, Inc.	315	20,286
Erie Indemnity Co., Class A	85	34,133
Esab Corp.	314	34,719
Essent Group Ltd.	585	34,813
Essential Utilities, Inc.	671	24,861
Euronet Worldwide, Inc.(a)	282	31,000
Evercore, Inc., Class A	83	15,985
Exelixis, Inc.(a)	3,253	77,194
ExlService Holdings, Inc.(a)	645	20,511
Exponent, Inc.	194	16,042
Federated Hermes, Inc.	896	32,364
Fidelity National Financial, Inc.	626	33,241
First American Financial Corp.	569	34,737
First Financial Bankshares, Inc.	202	6,628
First Horizon Corp.	939	14,461
First Industrial Realty Trust, Inc.	157	8,249
FirstCash Holdings, Inc.	181	23,085
Five Below, Inc.(a)	152	27,570
Floor & Decor Holdings, Inc., Class A(a)	125	16,202
Flowers Foods, Inc.	1,379	32,751
Flowserve Corp.	241	11,009
Fluor Corp.(a)	502	21,225
FNB Corp.	488	6,881
Fortune Brands Innovations, Inc.	193	16,341
Fox Factory Holding Corp.(a)	185	9,633
Frontier Communications Parent, Inc.(a)	3,432	84,084
FTI Consulting, Inc.(a)	75	15,772
GameStop Corp., Class A(a)	2,160	27,043
Gaming & Leisure Properties, Inc.	230	10,596
Gap, Inc.	1,510	41,600
GATX Corp.	118	15,816
Genpact Ltd.	614	20,231
Gentex Corp.	652	23,550
Glacier Bancorp, Inc.	165	6,646
Security Description	Shares	Value
Globus Medical, Inc., Class A(a)	763	$40,927
GoDaddy, Inc., Class A(a)	741	87,942
Goodyear Tire & Rubber Co.(a)	772	10,600
Graco, Inc.	114	10,654
Graham Holdings Co., Class B	60	46,061
Grand Canyon Education, Inc.(a)	318	43,315
Graphic Packaging Holding Co.	220	6,420
Greif, Inc., Class A	95	6,560
Grocery Outlet Holding Corp.(a)	976	28,089
GXO Logistics, Inc.(a)	319	17,149
H&R Block, Inc.	654	32,118
Haemonetics Corp.(a)	264	22,532
Halozyme Therapeutics, Inc.(a)	1,735	70,580
Hancock Whitney Corp.	316	14,549
Hanover Insurance Group, Inc.	139	18,928
Harley-Davidson, Inc.	618	27,031
Healthcare Realty Trust, Inc.	9,324	131,935
HealthEquity, Inc.(a)	389	31,754
Helen of Troy Ltd.(a)	126	14,520
Hertz Global Holdings, Inc.(a)	4,827	37,795
Hexcel Corp.	141	10,272
HF Sinclair Corp.	421	25,416
Hilton Grand Vacations, Inc.(a)	234	11,047
Home BancShares, Inc.	280	6,880
Houlihan Lokey, Inc.	125	16,024
Hyatt Hotels Corp., Class A	69	11,014
IDACORP, Inc.	238	22,108
Independence Realty Trust, Inc., REIT	1,304	21,034
Ingredion, Inc.	270	31,549
Insperity, Inc.	314	34,418
Integra LifeSciences Holdings Corp.(a)	381	13,506
Interactive Brokers Group, Inc., Class A	392	43,790
International Bancshares Corp.	125	7,017
IPG Photonics Corp.(a)	350	31,741
Iridium Communications, Inc.	2,963	77,512
ITT, Inc.	71	9,658
Janus Henderson Group PLC	987	32,462
Jazz Pharmaceuticals PLC(a)	614	73,938
Jefferies Financial Group, Inc.	417	18,390
Jones Lang LaSalle, Inc.(a)	85	16,583
KB Home	609	43,166
KBR, Inc.	254	16,170
Kemper Corp.	625	38,700
Kilroy Realty Corp.	289	10,528
Kinsale Capital Group, Inc.	35	18,366
Kirby Corp.(a)	272	25,927
Kite Realty Group Trust, REIT	331	7,176
Knife River Corp.(a)	185	15,000
Knight-Swift Transportation Holdings, Inc.	280	15,406
Kyndryl Holdings, Inc.(a)	974	21,194
Lamar Advertising Co., Class A	61	7,284
Lancaster Colony Corp.	154	31,975

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Landstar System, Inc.	84	$16,192
Lantheus Holdings, Inc.(a)	227	14,128
Lattice Semiconductor Corp.(a)	631	49,363
Lear Corp.	70	10,142
Leggett & Platt, Inc.	771	14,765
Lennox International, Inc.	36	17,595
Light & Wonder, Inc.(a)	624	63,704
Lincoln Electric Holdings, Inc.	122	31,164
Lithia Motors, Inc.	130	39,112
Littelfuse, Inc.	101	24,477
LivaNova PLC(a)	784	43,857
Louisiana-Pacific Corp.	184	15,439
Lumentum Holdings, Inc.(a)	2,654	125,667
MACOM Technology Solutions Holdings, Inc.(a)	542	51,837
Macy's, Inc.	1,496	29,905
Manhattan Associates, Inc.(a)	163	40,787
ManpowerGroup, Inc.	210	16,304
Marriott Vacations Worldwide Corp.	110	11,850
Masimo Corp.(a)	104	15,272
MasTec, Inc.(a)	169	15,759
Matador Resources Co.	135	9,014
Mattel, Inc.(a)	798	15,808
Maximus, Inc.	370	31,043
MDU Resources Group, Inc.	621	15,649
Medpace Holdings, Inc.(a)	138	55,773
MGIC Investment Corp.	1,600	35,776
Middleby Corp.(a)	208	33,444
MKS Instruments, Inc.	394	52,402
Morningstar, Inc.	105	32,379
MP Materials Corp.(a)	1,184	16,931
MSA Safety, Inc.	171	33,104
MSC Industrial Direct Co., Inc., Class A	78	7,569
Murphy Oil Corp.	211	9,643
Murphy USA, Inc.	59	24,733
National Fuel Gas Co.	465	24,980
National Storage Affiliates Trust	555	21,734
Neogen Corp.(a)	861	13,587
Neurocrine Biosciences, Inc.(a)	517	71,305
New Jersey Resources Corp.	551	23,643
New York Community Bancorp, Inc.	1,949	6,276
New York Times Co., Class A	975	42,139
NewMarket Corp.	18	11,423
Nexstar Media Group, Inc.	258	44,451
NNN REIT, Inc.	166	7,095
Nordstrom, Inc.	1,853	37,560
NorthWestern Energy Group, Inc.	425	21,645
NOV, Inc.	1,076	21,004
Novanta, Inc.(a)	88	15,380
nVent Electric PLC	344	25,938
OGE Energy Corp.	621	21,300
Old National Bancorp	395	6,877
Security Description	Shares	Value
Old Republic International Corp.	624	$19,169
Olin Corp.	188	11,054
Ollie's Bargain Outlet Holdings, Inc.(a)	316	25,144
Omega Healthcare Investors, Inc.	2,058	65,177
ONE Gas, Inc.	374	24,134
Onto Innovation, Inc.(a)	273	49,435
Option Care Health, Inc.(a)	784	26,295
Ormat Technologies, Inc.	304	20,122
Oshkosh Corp.	275	34,295
Ovintiv, Inc.	175	9,082
Owens Corning	60	10,008
Park Hotels & Resorts, Inc.	615	10,756
Paylocity Holding Corp.(a)	256	43,996
PBF Energy, Inc., Class A	476	27,403
Penn Entertainment, Inc.(a)	576	10,489
Penske Automotive Group, Inc.	248	40,174
Penumbra, Inc.(a)	57	12,721
Performance Food Group Co.(a)	334	24,930
Permian Resources Corp.	541	9,554
Perrigo Co. PLC	2,389	76,902
Pilgrim's Pride Corp.(a)	976	33,496
Pinnacle Financial Partners, Inc.	78	6,699
Planet Fitness, Inc., Class A(a)	365	22,860
PNM Resources, Inc.	561	21,116
Polaris, Inc.	254	25,430
Portland General Electric Co.	506	21,252
Post Holdings, Inc.(a)	460	48,889
PotlatchDeltic Corp.	300	14,106
Power Integrations, Inc.	684	48,940
Primerica, Inc.	144	36,426
Progyny, Inc.(a)	712	27,163
Prosperity Bancshares, Inc.	104	6,841
Pure Storage, Inc., Class A(a)	1,143	59,425
PVH Corp.	233	32,762
Qualys, Inc.(a)	502	83,769
QuidelOrtho Corp.(a)	305	14,622
R1 RCM, Inc.(a)	1,141	14,696
Rambus, Inc.(a)	795	49,139
Range Resources Corp.	262	9,021
Rayonier, Inc.	399	13,263
RBC Bearings, Inc.(a)	34	9,192
Regal Rexnord Corp.	54	9,725
Reinsurance Group of America, Inc.	173	33,368
Reliance, Inc.	58	19,382
RenaissanceRe Holdings Ltd.	136	31,964
Repligen Corp.(a)	290	53,337
Rexford Industrial Realty, Inc.	160	8,048
RH(a)	57	19,851
RLI Corp.	125	18,559
Roivant Sciences Ltd.(a)	2,135	22,503
Royal Gold, Inc.	160	19,490
RPM International, Inc.	88	10,468

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Ryder System, Inc.	140	$16,827
Sabra Health Care REIT, Inc.	4,547	67,159
Saia, Inc.(a)	26	15,210
Science Applications International Corp.	148	19,298
Scotts Miracle-Gro Co.	2,792	208,255
SEI Investments Co.	459	33,002
Selective Insurance Group, Inc.	174	18,996
Sensata Technologies Holding PLC	895	32,882
Service Corp. International	313	23,228
Shockwave Medical, Inc.(a)	86	28,004
Silgan Holdings, Inc.	137	6,653
Silicon Laboratories, Inc.(a)	344	49,440
Simpson Manufacturing Co., Inc.	41	8,412
Skechers USA, Inc., Class A(a)	525	32,161
SLM Corp.	1,018	22,182
Sonoco Products Co.	105	6,073
Sotera Health Co.(a)	1,714	20,585
SouthState Corp.	78	6,632
Southwest Gas Holdings, Inc.	321	24,438
Southwestern Energy Co.(a)	1,244	9,430
Spire, Inc.	391	23,996
Sprouts Farmers Market, Inc.(a)	397	25,599
STAG Industrial, Inc., REIT	225	8,649
Starwood Property Trust, Inc.	328	6,668
Stericycle, Inc.(a)	452	23,843
Stifel Financial Corp.	559	43,697
Synaptics, Inc.(a)	470	45,853
Synovus Financial Corp.	168	6,730
Taylor Morrison Home Corp.(a)	723	44,949
TD SYNNEX Corp.	77	8,709
TEGNA, Inc.	2,889	43,162
Tempur Sealy International, Inc.	290	16,478
Tenet Healthcare Corp.(a)	639	67,165
Teradata Corp.(a)	1,107	42,808
Terex Corp.	541	34,840
Tetra Tech, Inc.	85	15,700
Texas Capital Bancshares, Inc.(a)	347	21,358
Texas Roadhouse, Inc.	427	65,959
Thor Industries, Inc.	226	26,519
Timken Co.	105	9,180
TKO Group Holdings, Inc.	516	44,588
Toll Brothers, Inc.	347	44,891
TopBuild Corp.(a)	40	17,629
Toro Co.	356	32,620
Travel & Leisure Co.	233	11,408
Trex Co., Inc.(a)	169	16,858
U.S. Foods Holding Corp.(a)	482	26,014
U.S. Steel Corp.	383	15,619
UFP Industries, Inc.	54	6,643
UGI Corp.	949	23,288
UMB Financial Corp.	169	14,701
Security Description	Shares	Value
Under Armour, Inc., Class A(a)	1,873	$13,823
Under Armour, Inc., Class C(a)	1,966	14,037
United Bankshares, Inc.	189	6,764
United Therapeutics Corp.(a)	299	68,686
Universal Display Corp.	91	15,329
Unum Group	717	38,474
Vail Resorts, Inc.	45	10,027
Valaris Ltd.(a)	289	21,750
Valley National Bancorp	837	6,663
Valmont Industries, Inc.	43	9,816
Valvoline, Inc.(a)	240	10,697
Vishay Intertechnology, Inc.	681	15,445
Visteon Corp.(a)	203	23,875
Vistra Corp.	350	24,377
Vontier Corp.	730	33,113
Vornado Realty Trust, REIT	401	11,537
Voya Financial, Inc.	463	34,225
Watsco, Inc.	19	8,207
Watts Water Technologies, Inc., Class A	49	10,415
Weatherford International PLC(a)	175	20,198
Webster Financial Corp.	864	43,865
Wendy's Co.	3,434	64,697
Werner Enterprises, Inc.	411	16,078
WESCO International, Inc.	50	8,564
Western Union Co.	2,253	31,497
Westlake Corp.	72	11,002
WEX, Inc.(a)	136	32,304
Whirlpool Corp.	145	17,346
Williams-Sonoma, Inc.	103	32,706
Wingstop, Inc.	181	66,318
Wintrust Financial Corp.	143	14,928
Wolfspeed, Inc.(a)	566	16,697
Woodward, Inc.	60	9,247
WP Carey, Inc., REIT	145	8,184
Wyndham Hotels & Resorts, Inc.	138	10,591
XPO, Inc.(a)	129	15,742
YETI Holdings, Inc.(a)	408	15,728
Ziff Davis, Inc.(a)	1,262	79,556
Zions Bancorp NA	160	6,944
ZoomInfo Technologies, Inc.(a)	2,555	40,957
TOTAL INVESTMENTS—99.8% (Cost $9,355,383)		10,854,964
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		25,610
NET ASSETS—100.0%		$10,880,574

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

Syntax Stratified MidCap ETF
Schedule of Investments
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1	Level 2	Level 3	Total
Syntax Stratified MidCap ETF
INVESTMENTS:
Common Stock	$10,854,964	$—	$—	$10,854,964
Total	$10,854,964	$—	$—	$10,854,964

Syntax Stratified MidCap ETF
Schedule of Investments
March 31, 2024 (Unaudited)

INDUSTRY BREAKDOWN
As of March 31, 2024*
INDUSTRY	PERCENTAGE OF NET ASSETS
Healthcare Providers and Facilities	4.6%
Software for Specific Uses	4.3
Production Equipment	3.7
Commercial IT Hardware	3.4
Marketed Pharmaceuticals	3.3
Transaction Services	2.5
Commercial Insurance	2.5
Consumer Insurance	2.4
Real Estate Operators and Developers	2.4
Content Providers	2.4
Restaurants	2.4
Investment Services	2.4
Real Estate Rental	2.3
Real Estate Banking	2.3
Analog and Mixed Signal Integrated Circuits	2.3
Telecommunication Networks	2.2
Management and IT Services	2.2
Personal Care Products	1.9
Upstream Energy	1.9
Household Care Products	1.9
Processed Foods	1.9
Transportation and Consumer Auto Services	1.8
Auto Products	1.8
Distribution Services	1.8
Gas and Water Utilities	1.8
Electric and Electronic Components	1.8
Consumer Equipment Retail	1.7
Non-Real Estate Banking	1.7
Mechanical and Structural Components	1.7
Specialty Industrial Services	1.6
Medical Devices	1.6
Internet Services	1.5
Consumer Equipment Manufacture	1.5
Medical Research Services and Equipment	1.5
Semiconductor Services and Equipment	1.5
Hospital Equipment	1.4
Digital Integrated Circuits	1.3
Branded Apparel	1.3
Other Raw Materials	1.2
Metals	1.2
Food Distributors	1.2
Chemicals	1.2
Accessories and Footwear	1.2
Regulated Electric Utilities	1.0
INDUSTRY	PERCENTAGE OF NET ASSETS
Midstream Energy	0.9%
Downstream Energy	0.9
Apparel and Accessory Retailers	0.9
Clinical Stage Pharmaceuticals	0.9
Primary Foods	0.9
Securities Brokers and Dealers	0.8
Internet Search and Social Networks	0.8
Other Pharmaceuticals	0.7
Competitive Electric Utilities	0.6
Consumer Electronics	0.6
Software for Specific Industries	0.5
Vitamins and Nutritional Supplements	0.4
Consumer Services	0.4
Alcohol and Tobacco	0.3
Healthcare Insurance	0.3
Industrial Conglomerates	0.2
Transport Aerospace and Defense Equipment	0.2
Other Assets in Excess of Liabilities	0.2
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Syntax Stratified MidCap ETF
Notes to Schedule of Investments
March 31, 2024 (Unaudited)

Investment Valuation
The following methodologies are used to determine the market value or fair value of investments.
Market Value: Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
Fair Valuation: Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2024 is disclosed in the Fund’s respective Schedule of Investments.
Other information regarding the Fund is available on the Fund's website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.